Shareholders' capital - Schedule of Common Shares (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Common Shares Rollforward
Beginning balance (in shares)	689,271,039	683,614,803
Settlement of Purchase contracts (in shares)	76,909,700	0
Dividend reinvestment plan (in shares)	0	4,370,289
Exercise of share-based awards (in shares)	1,162,653	1,284,532
Conversion of convertible debentures (in shares)	471	1,415
Ending balance (in shares)	767,343,863	689,271,039